Income taxes (Details 3) - CubeBio Co., Ltd. [Member] ₩ in Thousands	Dec. 31, 2025 KRW (₩)
Entity Information [Line Items]
Unused loss carried forward	₩ 3,781,058
Unused tax credit carryforwards	469,859
2026
Entity Information [Line Items]
Unused loss carried forward	722,024
Unused tax credit carryforwards
2027
Entity Information [Line Items]
Unused loss carried forward	292,098
Unused tax credit carryforwards
2028
Entity Information [Line Items]
Unused loss carried forward	319,426
Unused tax credit carryforwards
2029
Entity Information [Line Items]
Unused loss carried forward	383,584
Unused tax credit carryforwards
2030
Entity Information [Line Items]
Unused loss carried forward	49,670
Unused tax credit carryforwards
2031
Entity Information [Line Items]
Unused loss carried forward	281,727
Unused tax credit carryforwards
After 2031 [Member]
Entity Information [Line Items]
Unused loss carried forward	1,732,529
Unused tax credit carryforwards	₩ 469,859